Income Taxes - Significant Portions of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross deferred tax assets:
Net operating loss carryforwards	$ 642,391	$ 544,793
Deferred subscriber income	13,722	7,433
Accrued expenses and allowances	15,415	9,474
Purchased intangibles	10,576	4,579
Inventory reserves	9,333	4,156
Property and Equipment	3,257
Alternative minimum tax credit and research and development credit	41	41
Valuation allowance	(234,771)	(139,585)
Deferred Tax Assets, Net of Valuation Allowance, Total	459,964	430,891
Gross deferred tax liabilities:
Deferred subscriber acquisition costs	(466,783)	(437,595)
Property and equipment		(1,715)
Prepaid expenses	(705)	(644)
Deferred Tax Liabilities, Net	(467,488)	(439,954)
Net deferred tax liabilities	$ (7,524)	$ (9,063)